Principal Accounting Policies (Details) - Schedule of property and equipment	12 Months Ended
Dec. 31, 2021
Public Utility, Property, Plant and Equipment [Line Items]
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Buildings [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Buildings [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	50 years
Electronic devices and other general equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Electronic devices and other general equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years